LONG TERM INVESTMENTS (Details Narrative) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Receipt of common stock as part of option agreement	250,000	131,718
Warrant shares purchased		300,000
Exercise price		$ 0.20
Endurance Gold Corp. [Member]
Statement [Line Items]
Receipt of common stock as part of option agreement	100,000